ACCOUNT PAYABLES- RELATED PARTIES	12 Months Ended
Dec. 31, 2021
ACCOUNT PAYABLES- RELATED PARTIES
Account Payables- Related Parties

NOTE 13 – ACCOUNT PAYABLES- RELATED PARTIES

	As of December 31, 2021	As of December 31, 2020

Account payable- related party	$54,436	$-
	$54,436	$-

Account payable- related party balance of $54,436 represented background system management service and basic application training fees payable to Beijing Xinke Datong Technology Co Ltd. The service period is 16 months and which will end in June 2022.